long-term debt	12 Months Ended
Dec. 31, 2024
long-term debt
long-term debt
26	long-term debt

(a)Details of long-term debt

As at December 31 (millions)	Note	2024	2023
Senior unsecured
TELUS Corporation senior notes	(b)	$22,077	$20,301
TELUS Corporation commercial paper	(c)	1,404	1,021
TELUS Corporation credit facilities	(d)	—	1,144
TELUS Communications Inc. debentures	(e)	200	200
Secured
TELUS International (Cda) Inc. credit facility	(f)	1,703	1,781
Other	(g)	588	288
		25,972	24,735
Lease liabilities	(h)	2,882	2,614
Long-term debt		$28,854	$27,349
Current		$3,246	$3,994
Non-current		25,608	23,355
Long-term debt		$28,854	$27,349

(b)TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations, ranking equally with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The notes’ indentures contain covenants that, among other things, limit our ability, and that of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. Upon a change in control triggering event, as defined in the supplemental trust indenture, we must offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the repurchase date.

The notes issued before September 2023 are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice before their respective maturity dates; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes issued before September 2023 are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of their principal amounts; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. Accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion	$	NIL		36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [3]	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [4]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [4]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [4]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [4]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [6]	March 2048		$998.06	[6]	4.71	% [6]		$325	million [6]		$475	million [6]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [7]	February 2050		$997.54	[7]	3.97	% [7]		$400	million [7]		$800	million [7]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1

The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, no trigger events or MFN step-ups occur.

2

For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
Series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1,148	million	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672	million	$1.3435

4

If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, regardless of whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance target verification assurance certificate			Aggregate	Redemption
			Post-trigger	MFN step‑up	interest accrual
			event	and trigger	rate if certificate
Series	Fiscal year	Trigger date	interest rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

5

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

6

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.

7

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

(c)TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, backstopped by our $2.75 billion revolving syndicated credit facility (see (d)), which is used for general corporate purposes, including capital expenditures and investments. Subject to conditions related to debt ratings, this program allows us to issue commercial paper up to a maximum aggregate equivalent amount at any one time of $2.2 billion (US$1.5 billion maximum). We use foreign currency forward contracts to manage currency risk arising from U.S. dollar-denominated commercial paper. Although commercial paper debt matures within one year, we classify it as a current portion of long-term debt as these amounts are supported by the revolving credit facility and we expect that they will continue to be supported by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2024, we had $1.4 billion (2023 - $1.0 billion) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$1.0 billion; 2023 - US$0.8 billion), with an effective average interest rate of 4.9%, maturing through June 2025.

(d)	TELUS Corporation credit facilities

As at December 31, 2024, TELUS Corporation had a $2.75 billion unsecured revolving syndicated bank credit facility, expiring on July 14, 2028 (unchanged from December 31, 2023), with a syndicate of financial institutions, which is used for general corporate purposes, including the backstopping of commercial paper.

As at June 30, 2024, TELUS Corporation had repaid a $1.1 billion unsecured non-revolving syndicated bank credit facility, which was to be used for general corporate purposes and was to mature July 9, 2024; as at December 31, 2023, we had drawn $1.1 billion on the facility.

The TELUS Corporation credit facilities incur interest at prime rate, U.S. Dollar Base Rate, Canadian Overnight Repo Rate Average (CORRA) or term secured overnight financing rate (SOFR) (as such terms are used or defined in the credit facilities), plus applicable margins. The credit facilities include customary representations, warranties and covenants, including two financial quarter-end ratio tests: our leverage ratio must not exceed 4.25:1.00; and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facilities.

TELUS Corporation’s continued access to these credit facilities does not depend upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2024	2023
Net available	$1,346	$1,729
Backstop of commercial paper	1,404	1,021
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

As at December 31, 2024, we had $62 million of letters of credit outstanding (2023 – $60 million), issued under various uncommitted facilities. These letter of credit facilities are in addition to our ability to provide letters of credit under our committed revolving bank credit facility. Additionally, we had arranged $338 million of incremental letters of credit to allow us to participate in the Innovation, Science and Economic Development Canada 3800 MHz band spectrum auction that was held in October-November 2023, as discussed further in Note 18(a). These incremental letters of credit were extinguished concurrent with when we fully funded the purchase of the spectrum licences.

(e)	TELUS Communications Inc. debentures

The 8.80% Series B Debentures were issued in September 1995 for $200 million at a price of $995.10 by AGT Limited (a predecessor corporation of TELUS Communications Inc.), and are governed by a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995. Interest is payable semi-annually. Before their maturity in September 2025, we may redeem these debentures at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ prior notice. The redemption price is the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus a 15 basis point redemption present value spread, or (ii) 100% of the principal amount. Any accrued and unpaid interest will be paid to the redemption date.

These debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured and are governed by certain covenants, including a negative pledge and a limitation on additional debt issuance, subject to a debt to capitalization ratio and an interest coverage test. TELUS Corporation has guaranteed the payment of the debentures’ principal and interest since June 12, 2009.

(f)	TELUS International (Cda) Inc. credit facility

As at December 31, 2024 and 2023, TELUS International (Cda) Inc. had a credit facility, secured by its assets, expiring on January 3, 2028, with a syndicate of financial institutions, including TELUS Corporation. The facility is comprised of US$800 million in revolving components and US$1.2 billion in amortizing term loan components, with TELUS Corporation as approximately 7.2% lender in both components. The facility is non-recourse to TELUS Corporation. The outstanding revolving components and term loan components had a weighted average interest rate of 6.5% as at December 31, 2024.

The TELUS International (Cda) Inc. credit facility bears interest at prime rate, U.S. Dollar Base Rate or term secured overnight financing rate (SOFR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility includes customary representations, warranties and covenants, with two financial quarter-end ratio tests: the TELUS International (Cda) Inc. quarter-end net debt to operating cash flow ratio must not exceed 3.75:1.00 through fiscal 2025 (2023 – fiscal 2024), and 3.25:1.00 thereafter; and the quarter-end operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00; all as defined in the credit facility.

The term loan components are subject to amortization schedules which require that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

	Revolving		Term loan
As at December 31 (millions)	components		components [1]		Total
2024
Available	US$	611	US$	—	US$	611
Outstanding
Due to other		175		1,017		1,192
Due to TELUS Corporation		14		78		92
	US$	800	US$	1,095	US$	1,895

2023
Available	US$	492	US$	—	US$	492
Outstanding
Due to other		286		1,072		1,358
Due to TELUS Corporation		22		83		105
	US$	800	US$	1,155	US$	1,955

1

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$409 of principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00 on the principal amount; the initial notional amount of these foreign exchange derivatives was US$448. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).

(g)	Other

Other liabilities incur interest at 4.4%, are secured by the AWS-4 spectrum licences associated with these other liabilities, and are subject to amortization schedules, so that the principal is repaid over the periods to maturity, the last period ending March 31, 2035.

(h)	Lease liabilities

Lease liabilities are subject to amortization schedules, so that the principal is repaid over various periods, which include reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 6.1% as at December 31, 2024.

(i)	Long-term debt maturities

Anticipated requirements for long-term debt repayments, calculated for long-term debt owed as at December 31, 2024, are as follows:

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2025	$1,047	$579	$1,626	$1,485	$36	$(1,464)	$1,426	$1,483	$57	$3,166
2026	1,450	494	1,944	80	34	(32)	32	114	47	2,105
2027	52	394	446	1,663	30	(1,615)	1,491	1,569	35	2,050
2028	1,955	237	2,192	1,475	21	(492)	469	1,473	28	3,693
2029	1,408	158	1,566	—	25	—	—	25	20	1,611
2030-2034	6,902	301	7,203	1,295	28	(1,295)	1,148	1,176	33	8,412
Thereafter	5,541	304	5,845	1,799	—	(1,799)	1,646	1,646	6	7,497
Future cash outflows in respect of composite long-term debt principal repayments	18,355	2,467	20,822	7,797	174	(6,697)	6,212	7,486	226	28,534
Future cash outflows in respect of associated interest and like carrying costs [2]	9,038	574	9,612	2,762	76	(2,501)	2,230	2,567	60	12,239
Undiscounted contractual maturities (Note 4(c))	$27,393	$3,041	$30,434	$10,559	$250	$(9,198)	$8,442	$10,053	$286	$40,773

1	Where applicable, cash flows reflect foreign exchange rates as at December 31, 2024.
2

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2024.